Revenue from Contracts with Customers: Domestic and international passenger traffic - (Details) - individual	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	33,180	17,419	35,371
Total international passengers	16,172	8,171	20,291
Number of total passengers	49,352	25,590	55,662
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	15,057	9,246	16,684
Total international passengers	14,081	7,283	17,478
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	9,139	4,548	8,456
Total international passengers	545	298	992
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	8,984	3,625	10,231
Total international passengers	1,546	590	1,821